Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: September 30, 2009
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 10/15/09




Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
55
Form 13F Information Table Value Total:
$363,218
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


American Natl Bankshare Com        027745108   1,415     64,858      SH          DEFINED              64,858
Assurant                Com        04621X108  23,444    731,240      SH          DEFINED             731,240
Atlas America           Com        049167109     465     17,193      SH          SOLE                 17,193
BCSB Bancorp	      Com        055367106     807     94,318      SH          DEFINED              94,318
Baker Michael Corp      Com        057149106  22,381    615,882      SH          DEFINED             615,882
Berkley, WR             Com        084423102   9,605    379,942      SH          DEFINED             379,942
Brush Engineered        Com        117421107   3,389    138,550      SH          DEFINED             138,550
Cal Dive Int'l Inc      Com        12802T101   3,395    343,232      SH          DEFINED             343,232
Cardinal Financial      Com        14149F109   4,494    546,052      SH          DEFINED             546,052
Carpenter Tech          Com        144285103   8,994    384,527      SH          DEFINED             384,527
ConocoPhillips          Com        20825C104   1,286     28,481      SH          DEFINED              28,481
EOG Res Inc.            Com        26875P101   5,493     65,775      SH          DEFINED              65,775
Emcor Group             Com        29084Q100  14,199    560,788      SH          DEFINED             560,788
Emerson Elec Co.        Com        291011104   2,589     64,598      SH          DEFINED              64,598
Energen Corp.           Com        29265N108   6,979    161,920      SH          DEFINED             161,920
FTI Consulting          Com        302941109  14,628    343,310      SH          DEFINED             343,310
First Potomac           Com        33610F109     150     12,950      SH          DEFINED              12,950
John Hancock Bk      SHBENINT      409735107     188     13,293      SH          SOLE                 13,293
MasTec Inc.             Com        576323109   7,153    588,793      SH          DEFINED             588,793
Middleburg Financial    Com        596094102     848     65,000      SH          SOLE                 65,000
NGP Capital Resources   Com        62912R107   4,250    585,403      SH          DEFINED             585,403
Oceanfirst Fin          Com        675234108     132     11,344      SH          DEFINED              11,344
PartnerRe Holdings      Com        G6852T105   7,002     91,009      SH          DEFINED              91,009
PPL Corporation         Com        69351T106   8,110    267,297      SH          DEFINED             267,297
Pentair                 Com        709631105     590     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101   8,570  1,217,396      SH          DEFINED           1,217,396
Republic SVCS           Com        760759100   9,479    356,770      SH          DEFINED             356,770
Rosetta Resources       Com        777779307   7,442    506,596      SH          DEFINED             506,596
Rudolph Tech            Com        781270103     252     34,093      SH          SOLE                 34,093
Rush Enterprises        CLA        781846209   7,295    564,632      SH          DEFINED             564,632
Rush Enterprises        CLB        781846308   3,245    295,798      SH          SOLE                295,798
Southern National Banc  Com        843395104     199     27,500      SH          SOLE                 27,500
SunTrust Bks            Com        867914103     944     41,872      SH          DEFINED              41,872
Suncor Energy           Com        867229106  12,487    361,300      SH          DEFINED             361,300
Tessera Technologies    Com        88164L100   6,512    233,480      SH          DEFINED             233,480
United America          CLA        90933T109  14,970  2,025,760      SH          DEFINED           2,025,760
Urstadt Biddle Pptys    CLA        917286205     401     27,500      SH          SOLE                 27,500
Verizon                 Com        92343V104  20,804    687,300      SH          DEFINED             687,300
Watsco Inc.             Com        942622200   6,640    123,162      SH          DEFINED             123,162
Allied Waste Inds  SDCV 4.25 4/1   019589AD2  10,081 10,144,000      PRN         DEFINED          10,144,000
American Tower     Note 5.0  2/1   029912AF9   3,441  3,441,000      PRN         SOLE              3,441,000
Euronet Worldwide  DBCV 1.625 12/1 298736AD1   3,496  3,500,000      PRN         DEFINED           3,500,000
Griffon Corp       Note 4.0 7/1    398433AC6   9,150  9,266,000      PRN         DEFINED           9,266,000
Hutchinson Tech    Note 2.25 3/1   448407AE6   1,960  2,000,000      PRN         DEFINED           2,000,000
Jakks Pac Inc.     Note 4.625 6/1  47012EAB2   4,322  4,300,000      PRN         DEFINED           4,300,000
Level 3 Communic   Note 6.0  3/1   52729NAS9   3,459  3,476,000      PRN         SOLE              3,476,000
Level 3 Communic   Note 2.875 7/1  52729NBA7     387    400,000      PRN         SOLE                400,000
MasTec Inc         Note 4.0 6/1    576323AG4   2,105  2,000,000      PRN         DEFINED           2,000,000
Maxtor Corp        Note 6.8 4/3    577729AC0  18,645 18,302,000      PRN         DEFINED          18,302,000
ON Semiconductor   Note     4/1    682189AE5   7,309  7,210,000      PRN         DEFINED           7,210,000
Par Pharmaceutical Note 2.875 9/3  717125AC2  12,699 13,025,000      PRN         DEFINED          13,025,000
Sepracor Inc.      Note     12/1   817315AU8   5,431  5,500,000      PRN         DEFINED           5,500,000
Sepracor Inc       Note     10/1   817315AW4  19,738 19,862,000      PRN         DEFINED          19,862,000
Transocean Inc.    Note 1.625 12/1 893830AU3   1,300  1,307,000      PRN         SOLE              1,307,000
Wesco Intl         DBCV 2.625 10/1 95082PAE5   8,469  8,675,000      PRN         DEFINED           8,675,000